Property, Plant and Equipment - Additional Information (Details) $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) plant	Mar. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 129.6	$ 125.4	$ 109.6
Restructuring expenses	0.0	77.4	15.9
Property, plant and equipment, net	1,372.3	1,341.7
Other impairment charges		1.2
Shut Down of Summerville, South Carolina Facility
Property, Plant and Equipment [Line Items]
Impairment charges related to decision to shut down facility		12.0
Impairment charge, difference between carrying value and fair value		22.1
Costs to sell		10.1
Non-Core Assets
Property, Plant and Equipment [Line Items]
Impairment charges related to decision to shut down facility		$ 29.2
Number of plants | plant		4
North America Fiber Cement
Property, Plant and Equipment [Line Items]
Restructuring expenses		$ 41.2	2.6
North America Fiber Cement | Cost of Sales
Property, Plant and Equipment [Line Items]
Other impairment charges	$ 2.0	2.8	0.4
Asia Pacific Fiber Cement | Penrose Plant Assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		2.6
Asia Pacific Fiber Cement | Exit of Business
Property, Plant and Equipment [Line Items]
Restructuring expenses		14.0
Impairment charges related to decision to shut down facility		1.0
Europe Building Products | Non-Core Assets
Property, Plant and Equipment [Line Items]
Restructuring expenses		$ 5.5
Other Businesses
Property, Plant and Equipment [Line Items]
Restructuring expenses			$ 6.1